FIRST INVESTORS FUND FOR INCOME
RISK/RETURN
SUPPLEMENT DATED MAY 19, 2011 FIRST INVESTORS INCOME FUNDS AND EQUITY FUNDS PROSPECTUS DATED JANUARY 31, 2011
1.	In the Summary Section for the Fund For Income, under the heading “Principal Investment Strategies” on page 13, the following sentence is added at the end of the first paragraph:

The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

2.	In the Summary Section for the Fund For Income, the information under the heading “Credit Risk” on page 13 is deleted in its entirety and replaced with the following:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

3.	In the Summary Section for the Fund For Income, under the heading “Liquidity Risk” on page 13, the following sentence is added at the end of the paragraph:

Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2011
Registrant Name	dei_EntityRegistrantName	First Investors Income Funds
Central Index Key	dei_EntityCentralIndexKey	0000740967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
FIRST INVESTORS FUND FOR INCOME
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Supplement [Text Block]	fiif497_SupplementTextBlock	SUPPLEMENT DATED MAY 19, 2011 FIRST INVESTORS INCOME FUNDS AND EQUITY FUNDS PROSPECTUS DATED JANUARY 31, 2011
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	In the Summary Section for the Fund For Income, under the heading “Principal Investment Strategies” on page 13, the following sentence is added at the end of the first paragraph:

The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
2.	In the Summary Section for the Fund For Income, the information under the heading “Credit Risk” on page 13 is deleted in its entirety and replaced with the following:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

3.	In the Summary Section for the Fund For Income, under the heading “Liquidity Risk” on page 13, the following sentence is added at the end of the paragraph:

Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.